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Applied Finance Core Fund
FUND SUMMARY Applied Finance Core Fund
Investment Objective
The investment objective of the Applied Finance Core Fund (the “Core Fund”) is long-term capital appreciation.
Fees and Expenses of the Core Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Applied Finance Core Fund	Investor Class	Institutional Class
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	none	none
Redemption Fee as a % of the amount redeemed (if applicable, for shares redeemed within 60 days of purchase)	2.00%	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Applied Finance Core Fund		Investor Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution (12b-1) and Service Fees		0.25%	none
Shareholder Services Plan		0.17%	0.06%
Other Expenses		0.56%	0.56%
Total Other Expenses		0.73%	0.62%
Acquired Fund Fees and Expenses	[1]	none	none
Total Annual Fund Operating Expenses		1.88%	1.52%
Less Fee Waivers and/or Expense Reimbursements	[2]	(0.68%)	(0.57%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.20%	0.95%
[1]	"Acquired Fund Fees and Expenses" are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including the Applied Finance Valuation Large Cap ETF.
[2]	Applied Finance Advisors, LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Core Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95% of the average daily net assets of the Core Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Core Fund within three years following the date such waiver and/or reimbursement was made, provided that the Core Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to September 1, 2022, unless mutually agreed to in writing by the parties.

Example:

The following example is intended to help you compare the cost of investing in the Core Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Core Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Core Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Applied Finance Core Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	122	525	953	2,146
Institutional Class	97	424	775	1,764

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
Portfolio Turnover

The Core Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Core Fund’s performance. During the most recent fiscal year ended April 30, 2021, the Core Fund’s portfolio turnover rate was 14.95% of the average value of its portfolio.

Principal Investment Strategies

The Core Fund invests primarily in equity securities of large cap companies, which the Fund defines as companies with market capitalizations of $3 billion or more, measured at the time of purchase. In choosing investments, the Adviser typically selects large cap equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, dividends, growth potential, recent performance, and business strategy.

The Core Fund seeks to diversify its investments across a broad spectrum of economic sectors to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular economic sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector. Although the Core Fund invests across a broad spectrum of sectors, it may at times focus its investments in certain sectors.

The Core Fund may also invest in small and mid-cap companies, convertible securities, preferred stocks, rights and warrants, and other investment companies, including exchange-traded funds (“ETFs”).

The Adviser will typically sell a company from the Core Fund’s portfolio when the company’s stock price exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

Principal Risks

The principal risk of investing in the Core Fund is that the value of its investments is subject to market, economic and business risk that may cause the Core Fund’s net asset value (“NAV”) to fluctuate over time. Therefore, the value of your investment in the Core Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Core Fund’s investment objective. An investment in the Core Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Core Fund is also subject to the following additional principal risks:

Equity Securities Risk. Since it purchases equity securities, the Core Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Core Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Core Fund.

Market Risk. The value of securities in the Core Fund’s overall portfolio will fluctuate and, as a result, the Core Fund’s share price may decline suddenly or over a sustained period.

Management Risk. The strategies used by the Adviser may fail to produce the intended result.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small and Mid-Cap Risk. Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks of Investment Selection and Asset Allocation. The Core Fund’s investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Core Fund may not perform as anticipated.

Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk. When the Core Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses paid by the underlying fund, which results in higher Core Fund expenses. The Core Fund may be affected by losses of underlying funds and the level of risk arising from their investment practices.

ETF Risk. ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Core Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Core Fund’s ability to sell its shares.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Performance Information

The Core Fund was reorganized on May 8, 2015 from a series of Unified Series Trust, an Ohio business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Core Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Core Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart below shows changes in the Predecessor Fund’s and the Core Fund’s annual returns for the Investor Class shares (previously the Retail Class shares) (the Class with the longest period of annual returns) from year to year. The performance of Institutional Class shares will differ due to differences in expenses.

The table below shows how the Predecessor Fund’s and the Core Fund’s average annual returns for the periods indicated compare over time to those of a broad-based securities market index. The table also presents the impact of taxes on the Core Fund’s Investor Class shares. Performance for the Investor Class for periods prior to September 15, 2017 reflects the performance of the Retail shares of the Predecessor Fund and Core Fund. On September 15, 2017, the Retail shares of the Core Fund were reorganized into the Investor Class shares of the Core Fund.

This information provides some indication of the risks of investing in the Core Fund. Past performance of the Core Fund is not necessarily an indication of how it will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

Investor Class Year-by-Year Annual Returns as of December 31st Applied Finance Core Fund (Investor Class) Calendar Year Total Returns

During the period shown, the highest quarterly return was 21.55% (quarter ended June 30, 2020) and the lowest quarterly return was -29.32% (quarter ended March 31, 2020).

Year to date return as of June 30, 2021 was 16.22%.

Average Annual Returns for the Periods Ended December 31, 2020
Average Annual Total Returns - Applied Finance Core Fund	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Investor Class	6.77%	11.52%	11.19%	7.74%	Jun. 02, 2006
Investor Class | Return After-Taxes on Distributions	4.20%	8.76%	9.16%	6.37%	Jun. 02, 2006
Investor Class | Return After-Taxes on Distributions and Sale of Fund Shares	5.46%	8.52%	8.65%	6.01%	Jun. 02, 2006
Investor Class | Morningstar® US Large-Mid Value IndexSM (TR) (reflects no deduction for fees, expenses or taxes)	(1.65%)	9.52%	9.90%	6.47%	Jun. 02, 2006
Institutional Class	6.96%	11.79%	11.45%	12.28%	Sep. 01, 2009
[1]	Investor Class shares commenced operations on June 2, 2006 and Institutional Class shares commenced operations on September 1, 2009.

After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Core Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”), in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).